Summary of Shares Outstanding Under Share Based Incentive Plans (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Redeemed	(189,964)
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	598,156	484,782
Granted	180,710	356,928
Redeemed	(266,876)	(216,820)
Forfeited	(16,822)	(26,734)
Ending balance	495,168	598,156
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	983,734	565,379
Granted	311,579	488,510
Redeemed	(143,659)	(40,515)
Forfeited	(14,983)	(29,640)
Ending balance	1,136,671	983,734
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	104,591	77,574
Granted	14,183	27,017
Ending balance	118,774	104,591
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	189,964	288,707
Redeemed	(189,964)	(96,355)
Forfeited		(2,388)
Ending balance	0	189,964